Stockholders' equity	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Stockholders' equity [Abstract]
Stockholders' equity

12. Stockholders’ equity:

Stock options and warrants

The fair value of each option award is estimated on the date of grant using the Black-Scholes valuation model that uses assumptions for expected volatility, expected dividends, expected term, and the risk-free interest rate. Expected volatilities are based on historical volatility of a peer company’s stock and other factors estimated over the expected term of the options. The expected term of options granted is derived using the “simplified method” which computes expected term as the average of the sum of the vesting term plus the contract term. This method is used because the Company does not currently have adequate historical option exercise or forfeiture information as a basis to determine expected term. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for the period of the expected term.

Stock options and warrants issued, terminated/forfeited and outstanding as of March 31, 2012 are as follows:

	Shares	Average Exercise Price Per Share	Intrinsic Value
Options:
Outstanding, October 1, 2011	25,156,998	$0.81
Granted	2,800,000	0.43
Expired vested	(70,190)	2.69
Expired unvested	(155,000)	0.44
Exercised	—	—

Outstanding, March 31, 2012	27,731,808	$0.76	$1,057,200

Exercisable, March 31, 2012	26,551,808	$0.77	$1,057,200
Warrants:
Outstanding, October 1, 2011	16,905,762	$1.27
Granted	586,511	0.40
Terminated or forfeited	(461,600)	3.66
Exercised	—	—

Outstanding, March 31, 2012	17,030,673	$1.18	$5,865

A summary of the status of the Company’s nonvested stock options as of March 31, 2012, and changes during the three months then ended, is summarized as follows:

Nonvested Shares	Shares	Intrinsic Value
Nonvested at September 30, 2011	1,865,000
Granted	2,800,000
Vested	(3,330,000)
Forfeited	(155,000)

Nonvested at March 31, 2012	1,180,000	—

Share-based compensation expense was approximately $3.6 million for the six months ended March 31, 2012 and $3.5 million for the three months ended March 31, 2012. Approximately $0.2 million in stock compensation expense will be recognized over the next two years as a result of the vesting of shares.

16. Stockholders’ equity:

Common stock

The Company has one class of common stock with an aggregate authorization of three hundred million (300,000,000) shares. Each share of common stock carries equal voting rights, dividend preferences, and a par value of $.001 per share.

Preferred stock

The Company has an aggregate of one hundred fifty million (150,000,000) authorized shares of preferred stock. At September 30, 2011 there were no preferred stock shares outstanding. At September 30, 2010, there were 8,950 preferred stock shares authorized and there were 7,529 preferred stock shares issued and outstanding as of September 30, 2010.

Non-controlling interest

The adjustment to non-controlling interest reflects adjustments throughout the year to the ownership structure and the Company’s ownership percentage of the Company’s majority owned subsidiary, Biovest, primarily due to transactions relating to Biovest’s emergence from bankruptcy.

Stock options and warrants

The Company provides for four option plans, the 2003 Stock Option Plan (the “2003 Plan”) per its second amendment on February 27, 2004, the 2005 Equity Incentive Plan (the “2005 Plan”), the 2008 Equity Incentive Plan (the “2008 Plan”) and the 2010 Equity Incentive Plan (the “2010 Plan”) (collectively, the “Stock Option Plans”). The Stock Option Plans provide for the issuance of qualified and non-qualified options as those terms are defined by the Internal Revenue Code.

The 2003 Plan, as amended, provides for the issuance of 3.5 million shares of common stock, and 762,571 shares of Series D Preferred Stock. At September 30, 2008, all Series D Preferred options had been converted into common share options. All options issued pursuant to the 2003 Plan cannot have a term greater than ten years. Options granted under this plan vest over periods established in the option agreement. As of September 30, 2011, there are 1,681,910 options available for issuance under the 2003 Plan.

On February 1, 2005, the Company’s Board of Directors adopted the 2005 Plan. The 2005 Plan provides for the issuance of 3.0 million shares of common stock. All options issued pursuant to the 2005 Plan cannot have a term greater than ten years. Options granted under this plan vest over periods established in the option agreement. As of September 30, 2011, there are 1,576,207 options available for issuance under the 2005 Plan. The Company may, at any time, amend or modify the 2005 Plan without limitation.

On November 29, 2007 and effective as of December 31, 2007, the Company’s Board of Directors adopted the 2008 Plan. The 2008 Plan provides for the issuance of 3.0 million shares of common stock. All options issued pursuant to the 2008 Plan cannot have a term greater than ten years. Options granted under this plan vest over periods established in the option agreement. As of September 30, 2011, there are 768,415 options available for issuance under the 2008 Plan. The Company may, at any time, amend or modify the Plan without limitation. The Company’s Board of Directors amended the 2008 Plan to increase the number of available options to an aggregate total of 23.0 million.

On November 15, 2010, the Company’s Board of Directors adopted the 2010 Plan. The 2010 Plan provides the issuance of 10.0 million shares of common stock. All options issued pursuant to the 2010 cannot have a term greater than ten years. Options granted under this plan vest over periods established in the option agreement. As of September 30, 2011, there were 9,060,000 options available for issuance under the 2010 Plan. The Company may, at any time, amend or modify the Plan without limitation.

Stock options and warrants granted, exercised, terminated, and forfeited during the years ended September 30, 2011 and 2010 are as follows:

	Shares	Average Exercise price per share
Options:
Outstanding, October 1, 2009	8,273,037	$1.58
Granted	16,330,000	0.44
Terminated or forfeited	(347,457)	3.20
Exercised	—

Outstanding September 30, 2010	24,255,580	$0.81
Granted	940,000	0.77
Terminated or forfeited	(38,582)	2.15
Exercised	—

Outstanding September 30, 2011	25,156,998	$0.81

Warrants:
Outstanding, October 1, 2009	21,280,800	$2.51
Granted	—	—
Terminated or forfeited	(1,000,000)	2.67
Exercised	—	—

Outstanding September 30, 2010	20,280,800	$2.51
Granted	17,871,382	1.16
Terminated or forfeited	(21,246,420)	2.38
Exercised	—	—

Outstanding September 30, 2011	16,905,762	$1.27

The weighted average grant date fair values of stock options and warrants granted during the years ended September 30, 2011 and 2010 were as follows:

	Weighted Average Grant Date Fair Value
	Options	Warrants
2011	$0.69	$0.39
2010	$0.41	n/a

The following table summarizes information for options outstanding and exercisable at September 30, 2011:

Outstanding					Exercisable
Range of Exercise Prices	Number	Weighted average remaining life	Intrinsic Value	Weighted average exercise price	Number	Weighted average exercise price	Intrinsic Value
$0.00-1.05	21,826,284	8.16 years		$0.40	19,961,284	$0.38
$1.06-2.11	296,200	2.03 years		2.11	296,200	2.11
$2.12-2.63	335,599	5.27 years		2.57	335,599	2.57
$2.64-9.00	2,698,915	5.38 years		3.72	2,698,915	3.72

	25,156,998		$1,598,286		23,291,998		$1,578,756

The following table summarizes information for options outstanding and exercisable at September 30, 2010:

Outstanding					Exercisable
Range of Exercise Prices	Number	Weighted average remaining life	Intrinsic Value	Weighted average exercise price	Number	Weighted average exercise price	Intrinsic Value
$0.00-1.05	20,897,617	9.12 years		$0.19	74,784	$0.73
$1.06-2.11	296,200	3.03 years		2.11	296,200	2.11
$2.12-2.63	335,702	6.34 years		2.58	260,702	2.55
$2.64-9.00	2,726,061	6.45 years		3.87	2,726,061	3.72

	24,255,580		$13,084,010		3,357,747		$21,600

A summary of the status of the Company’s nonvested stock options as of September 30, 2011, and changes during the year then ended, is summarized as follows:

Nonvested Shares	Shares	Intrinsic Value
Nonvested at October 1, 2010	20,897,833
Granted	940,000
Vested	(19,961,500)
Forfeited	(11,333)

Nonvested at September 30, 2011	1,865,000	$19,530

As of September 30, 2011, there was $0.1 million of total unrecognized compensation cost related to non-vested share-based compensation. This cost is expected to be recognized over a period of approximately three (3) years.